Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Salaries and wages paid to key management personnel	$ 1,200	$ 1,400
Share-based payments to key management personnel	4,700	5,700
Paid for marketing services	1,298	1,019
Directors [Member]
Disclosure of transactions between related parties [line items]
Amount payable to directors as reimbursement expenses	100	12
Company controlled by a director [Member]
Disclosure of transactions between related parties [line items]
Amount payable to directors as reimbursement expenses	0	0
Paid for marketing services	$ 300	$ 300